Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Earnings	[1]	$ 6,345	$ 5,385	$ 4,535
Reconciliation of Net Earnings to Net Cash Provided by Operating Activities:
Depreciation and Amortization	[1]	1,786	1,757	1,684
Stock-Based Compensation Expense	[1]	225	228	218
Gain on Sales of Investments	[1]	(323)	0	0
Goodwill Impairment	[1]	0	0	97
Changes in Assets and Liabilities, net of the effects of acquisitions:
Receivables, net	[1]	(81)	(15)	(143)
Merchandise Inventories	[1]	(124)	(455)	(350)
Other Current Assets	[1]	(199)	(5)	93
Accounts Payable and Accrued Expenses	[1]	244	605	698
Deferred Revenue	[1]	146	75	121
Income Taxes Payable	[1]	168	119	87
Deferred Income Taxes	[1]	159	(31)	107
Other Long-Term Liabilities	[1]	(152)	13	(180)
Other	[1]	48	(48)	8
Net Cash Provided by Operating Activities	[1]	8,242	7,628	6,975
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital Expenditures, net of $217, $46 and $98 of non-cash capital expenditures in fiscal 2014, 2013 and 2012, respectively	[1]	(1,442)	(1,389)	(1,312)
Proceeds from Sales of Investments	[1]	323	0	0
Payments for Businesses Acquired, net	[1]	(200)	(206)	(170)
Proceeds from Sales of Property and Equipment	[1]	48	88	50
Net Cash Used in Investing Activities	[1]	(1,271)	(1,507)	(1,432)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Short-Term Borrowings, net		290	0	0
Proceeds from Long-Term Borrowings, net of discount	[1]	1,981	5,222	0
Repayments of Long-Term Debt	[1]	(39)	(1,289)	(32)
Repurchases of Common Stock	[1]	(7,000)	(8,546)	(3,984)
Proceeds from Sales of Common Stock	[1]	252	241	784
Cash Dividends Paid to Stockholders	[1]	(2,530)	(2,243)	(1,743)
Other Financing Activities	[1]	(25)	(37)	(59)
Net Cash Used in Financing Activities	[1]	(7,071)	(6,652)	(5,034)
Change in Cash and Cash Equivalents	[1]	(100)	(531)	509
Effect of Exchange Rate Changes on Cash and Cash Equivalents	[1]	(106)	(34)	(2)
Cash and Cash Equivalents at Beginning of Year		1,929	2,494	1,987
Cash and Cash Equivalents at End of Year		1,723	1,929	2,494
SUPPLEMENTAL DISCLOSURE OF CASH PAYMENTS MADE FOR:
Interest, net of interest capitalized	[1]	782	639	617
Income Taxes	[1]	$ 3,435	$ 2,839	$ 2,482

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.